Cash and Interest Bearing Deposits with Banks (Tables)	12 Months Ended
Oct. 31, 2024
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Disclosure of Cash and Interest Bearing Deposits with Banks
Cash and Cash Equivalents

(Canadian $ in millions)	2024	2023
Cash and deposits with banks (1)	$62,823	$75,528
Cheques and other items in transit, net	2,275	2,406
Total cash and cash equivalents	$65,098	$77,934

(1)	Includes deposits with the Bank of Canada, the U.S. Federal Reserve and other central banks.